Derivative Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability
10.	DERIVATIVE LIABILITY

Under authoritative guidance used by the FASB on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock, instruments that do not have fixed settlement provisions are deemed to be derivative instruments. The Company granted certain warrants that included a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder.

As a result, the warrants are classified as liabilities and are bifurcated from the debt host and accounted for as a derivative liability in accordance with ASC 815 and will be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The derivative liabilities were valued using a Binomial pricing model with the following average assumptions:

	March 31, 2020	Upon Issuance	December 31, 2019
Stock Price	$1.26	$1.70	$1.55
Exercise Price	$1.66	$1.55	$1.88
Expected Life	3.27	5.0	3.53
Volatility	211%	212%	216%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	2.22%	2.47%	1.64%

Fair Value	$6,907,000	$3,951,000	$5,048,000

The expected life of the warrants was based on the remaining contractual term. The Company uses the historical volatility of its Common Stock to estimate the future volatility for its Common Stock. The expected dividend yield was based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future. The risk-free interest rate was based on rates established by the Federal Reserve Bank. As of December 31, 2019, the Company had recorded a derivative liability of $5,048,000.

During the period ended March 31, 2020, the Company recorded derivative liability of $3,951,000 as a result of the issuance of warrants to Series A Preferred stockholders (see Note 11). The Company also recorded a change in fair value of ($2,092,000) to account for the changes in the fair value of these derivative liabilities during the period ended March 31, 2020. At March 31, 2020, the fair value of the derivative liability amounted to $6,907,000. The details of derivative liability transactions as of and for the periods ended March 31, 2020 and 2019 are as follows:

	March 31, 2020	March 31, 2019
Beginning Balance	$5,048,000	$2,576,000
Fair value upon issuance of notes payable and warrants	3,951,000	388,000
Change in fair value	(2,092,000)	(944,000)
Ending Balance	$6,907,000	$2,020,000

11.	DERIVATIVE LIABILITY

Under authoritative guidance used by the FASB on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock, instruments that do not have fixed settlement provisions are deemed to be derivative instruments. The Company has issued certain convertible notes whose conversion prices contains reset provisions based on a discounted future market price. However, since the number of shares to be issued is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to settle the conversion option. In addition, the Company also granted certain warrants that included a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder.

As a result, the conversion feature of the notes and warrants are classified as liabilities and are bifurcated from the debt host and accounted for as a derivative liability in accordance with ASC 815 and will be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The derivative liabilities were valued using a Binomial pricing model with the following average assumptions:

	December 31, 2019	Upon Issuance	December 31, 2018
Stock Price	$1.55	$4.78	$4.80
Exercise Price	$1.88	$3.76	$2.70
Expected Life	3.53	2.75	1.78
Volatility	216%	192%	184%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	1.64%	1.99%	2.46%

Fair Value	$5,048,000	$6,561,000	$2,576,000

The expected life of the conversion feature of the notes and warrants was based on the remaining contractual term of the notes and warrants. The Company uses the historical volatility of its Common Stock to estimate the future volatility for its Common Stock. The expected dividend yield was based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future. The risk-free interest rate was based on rates established by the Federal Reserve Bank. As of December 31, 2018, the Company had recorded a derivative liability of $2,576,000.

During the year ended December 31, 2019, the Company recorded derivative liability of $388,000 as a result of the issuance of a convertible note and $6,173,000 as a result of the issuance of the August Warrants issued as part of the Company’s Series A Preferred Stock offering, or an aggregate of $6,561,000. The Company also recorded a change in fair value of ($1,862,000) to account for the changes in the fair value of these derivative liabilities for the year ended December 31, 2019. In addition, the Company also recorded a gain on debt extinguishment of $2,227,000 to account for the extinguishment of derivative liabilities associated with the settlement of convertible debt during the year ended December 31, 2019. At December 31, 2019, the fair value of the derivative liability amounted to $5,048,000. The details of derivative liability transactions for the year ended December 31, 2019 are as follows:

	December 31, 2019	December 31, 2018
Beginning balance	$2,576,000	$1,251,000
Fair value upon issuance of notes payable and warrants	6,561,000	1,877,000
Change in fair value	(1,862,000)	1,167,000
Extinguishment	(2,227,000)	(1,719,000)
Ending balance	$5,048,000	$2,576,000